6. Bonds and Securities	12 Months Ended
Dec. 31, 2018
Bonds And Securities
Bonds and Securities
Category	Index	12.31.2018	12.31.2017
Quotas in Funds (a)	CDI	286,855	114,732
Bank Deposit Certificates - CDB	95.0% to 101% of CDI	50,629	57,192
Committed Operation	96.5% to 98% of CDI	6,116	47,052
Financial Treasury Bonds - LFT	Selic	696	687
		344,296	219,663
	Current	124,862	1,341
	Noncurrent	219,435	218,322
Interbank Deposit Certificate - CDI
Interest rate equivalent to the reference rate of the Special System for Settlement and Custody - Selic
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.

Copel has securities that yield variable interest rates. The term of these securities ranges from 1 to 60 months from the end of the reporting period.